Business Combination - Summary of Fair Value of Purchase Price Allocation (Details)	Mar. 31, 2021 USD ($)
Business combination, net	$ 898,087
Customer List [Member]
Business combination, net	395,416
Vehicles [Member]
Business combination, net	198,087
Non-Compete [Member]
Business combination, net	858
Mobile App [Member]
Business combination, net	251,891
Trade Name [Member]
Business combination, net	50,559
Goodwill [Member]
Business combination, net	1,276
Common Stock Issuable [Member]
Business combination, net	700,000
Vehicle Obligations [Member]
Business combination, net	$ 198,087